Basis for preparation - Considerations on climate change and energy transition (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / bbl	Dec. 31, 2022 COP ($) item km T $ / T $ / bbl MW	Dec. 31, 2021 $ / bbl	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)
Basis for preparation
Average price of crude oil | $ / bbl	128.0	99.0	70.9
Amount of investment in gas energy				$ 1,800
Amount of investments in geographies				2,600
Total energy investments of the Business Group (in percent)		15.00%
Amount of investment in current businesses and geographies				8,300
Amount of investment in new geographies				2,200
Threshold period for investment in green hydrogen projects		3 years
Amount of investment in green hydrogen projects				200
Minimum amount of investment in projects				1,400
Percentage of reduction in GHG emissions		25.00%
Percentage of reduction in zero water discharges		66.00%
Percentage of offsetting residual water consumption		34.00%
Expected promotion of new non-oil jobs		230,000
Number of young Colombians for which education is expected to be contributed		2,000,000
Minimum amount of allocation in innovation, technology, and digital transformation				$ 240
Percentage of plan aimed at cementing diversification into new low-emission business				23.00%	23.00%
Number of tons of Co2 emissions seeking reduction | T		400,000
Estimated incorporation of renewable energy | MW		900
Number of new regional energy communities | item		2
Number of new gas-connected homes | item		107,000
Amount allocated to electricity transmission business		$ 5,400,000,000,000
Investment in decarbonization projects, integrated water management, and improvement of fuel quality					$ 2,300,000,000,000
Investment in social investment resources.					$ 472,000,000,000
Amount allocated to science, technology and innovation projects		$ 405,000,000,000
Brazil
Basis for preparation
Investment in geographies (in percent)		(42.00%)
Colombia
Basis for preparation
Investment in geographies (in percent)		(25.00%)
Minimum
Basis for preparation
Annual investment				$ 5,200
Organic investment				17,000
Price curve of greenhouse gas emissions under the internal CO2 price methodology | $ / T		20
Participation of non-conventional renewable energies (in percent)		25.00%
Number of tons of green hydrozen estimated to be incorporated		50,000
Investment in exploration and production projects		$ 3,600,000,000
Estimated new transmission lines for non-conventional renewable energies | km		6,000
Maximum
Basis for preparation
Annual investment				6,000
Organic investment				$ 20,000
Price curve of greenhouse gas emissions under the internal CO2 price methodology | $ / T		40
Participation of non-conventional renewable energies (in percent)		40.00%
Investment in exploration and production projects		$ 4,100,000,000